GOODWILL AND INTANGIBLES (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying value of goodwill were as follows:

	Chlor Alkali Products and Vinyls	Epoxy	Total
	($ in millions)
Balance at January 1, 2015	$747.1	$—	$747.1
Acquisition activity	—	—	—
Balance at June 30, 2015	$747.1	$—	$747.1
Balance at January 1, 2016	$1,877.5	$296.6	$2,174.1
Acquisition activity	9.7	2.2	11.9
Foreign currency translation adjustment	0.2	0.1	0.3
Balance at June 30, 2016	$1,887.4	$298.9	$2,186.3

Schedule of Finite-Lived Intangible Assets
Intangible assets consisted of the following:

	June 30, 2016			December 31, 2015			June 30, 2015
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
	($ in millions)
Customers, customer contracts and relationships	$672.3	$(88.8)	$583.5	$641.0	$(64.0)	$577.0	$152.9	$(48.2)	$104.7
Trade name	17.9	(6.5)	11.4	17.9	—	17.9	10.9	—	10.9
Acquired technology	84.9	(9.1)	75.8	84.7	(2.7)	82.0	—	—	—
Other	2.3	(1.8)	0.5	2.3	(1.7)	0.6	2.3	(1.7)	0.6
Total intangible assets	$777.4	$(106.2)	$671.2	$745.9	$(68.4)	$677.5	$166.1	$(49.9)	$116.2